Related party transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related party transactions
Schedule of company's senior management
Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Arnaldo Jawerbaum	08/13/1966	Operating Manager	2022
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

Schedule of balances with related parties
Item	06.30.2025	06.30.2024
Trade and other receivables	52,371	45,062
Investments in financial assets	8,232	5,865
Borrowings	(1,215)	(1,086)
Trade and other payables	(20,322)	(23,951)
Total	39,066	25,890

Schedule of results with related parties
Related party	06.30.2025	06.30.2024	Description of transaction	Item
New Lipstick	292	307	Reimbursement of expenses receivable	Trade and other receivable
Comparaencasa Ltd.	2,610	2,765	Other investments	Investments in financial assets
	365	347	Loans granted	Trade and other receivable
Banco Hipotecario S.A.	51	54	Leases and/or rights of use receivable	Trade and other receivable
	18,701	6,596	Dividends receivable	Trade and other receivable
La Rural S.A.	1,885	1,917	Canon	Trade and other receivable
	(493)	(3)	Others	Trade and other payables
	5	22	Others	Trade and other receivable
	(1)	-	Leases and/or rights of use payable	Trade and other payables
Other associates and joint ventures (1)	(855)	(728)	Loans obtained	Borrowings
	9	40	Management Fee	Trade and other receivable
	(60)	(29)	Others	Trade and other payables
	49	15	Others	Trade and other receivable
	1	1	Share based payments	Trade and other receivable
	16	17	Loans granted	Trade and other receivable
Total associates and joint ventures	22,575	11,321
Cresud	-	778	Reimbursement of expenses receivable	Trade and other receivable
	(3,169)	(2,957)	Corporate services payable	Trade and other payables
	3,244	591	Non-convertible notes	Investments in financial assets
	(3)	(4)	Share based payments	Trade and other payables
Total parent company	72	(1,592)
Amauta Agro S.A.	3	7	Others	Trade and other receivable
	(4)	-	Others	Trade and other payables
Helmir S.A.	(360)	(358)	Non-convertible notes	Borrowings
Total subsidiaries of parent company	(361)	(351)
Directors	(6,428)	(7,774)	Fees for services received	Trade and other payables
	5	-	Reimbursement of expenses receivable	Trade and other receivable
Galerias Pacifico	-	4,530	Loans granted	Trade and other receivable
	3	4	Others	Trade and other receivable
Sutton	6,120	5,666	Loans granted	Trade and other receivable
	(101)	(107)	Others	Trade and other payables
Rundel Global LTD	2,378	2,509	Other investments	Investments in financial assets
Yad Levim LTD	24,739	24,638	Loans granted	Trade and other receivable
Sociedad Rural Argentina S.A.	(9,734)	(12,846)	Others	Trade and other payables
Others	(99)	(66)	Leases and/or rights of use receivable	Trade and other payables
	91	42	Others	Trade and other receivable
	(30)	(165)	Others	Trade and other payables
	(200)	-	Dividends payable	Trade and other payables
	36	81	Reimbursement of expenses receivable	Trade and other receivable
Total directors and others	16,780	16,512
Total at the end of the year	39,066	25,890
Related party	06.30.2025	06.30.2024	06.30.2023	Description of transaction
BHN Vida S.A	-	(34)	(17)	Leases and/or rights of use
BHN Seguros Generales S.A.	-	(12)	(7)	Leases and/or rights of use
Comparaencasa Ltd.	(64)	2,179	389	Financial operations
Condor	-	-	21	Financial operations
Other associates and joint ventures (1)	27	297	362	Financial operations
	(344)	75	(326)	Leases and/or rights of use
	476	385	477	Corporate services
Total associates and joint ventures	95	2,890	899
Cresud	620	110	538	Leases and/or rights of use
	(11,743)	(13,878)	(14,744)	Corporate services
	33	(216)	20,590	Financial operations
Total parent company	(11,090)	(13,984)	6,384
Helmir S.A.	(44)	(420)	(130)	Financial operations
Futuros y Opciones.com S.A.	(44)	-	-	Financial operations
Total subsidiaries of parent company	(88)	(420)	(130)
Directors	(18,302)	(18,678)	(46,983)	Fees and remunerations
Senior Management	(943)	(751)	(922)	Fees and remunerations
Rundel Globa LTD	-	4,519	683	Financial operations
Yad Leviim LTD	1,379	1,306	1,114	Financial operations
Sociedad Rural Argentina S.A.	1,697	5,443	349	Financial operations
Others	116	86	78	Corporate services
	(261)	(269)	(93)	Leases and/or rights of use
	(276)	(629)	(467)	Financial operations
	(704)	(494)	(777)	Donations
	(1,122)	(1,418)	(1,114)	Fees and remuneration
	(624)	(680)	(519)	Legal services
Total others	(19,040)	(11,565)	(48,651)
Total at the end of the year	(30,123)	(23,079)	(41,498)

Schedule of transactions with related parties
Related party	06.30.2025	06.30.2024	Description of the operation
Quality Invest S.A.	-	(36,195)	Sale of shares
Total sale of shares	-	(36,195)
Puerto Retiro S.A.	(35)	-	Irrevocable contributions
Total irrevocable contributions	(35)	-
Cresud	(57,099)	(162,337)	Dividend distributed
Helmir S.A.	(3,226)	(8,930)	Dividend distributed
Total dividends distributed	(60,325)	(171,267)
Cyrsa S.A.	618	-	Dividends received
Banco Hipotecario S.A.	20,779	19,852	Dividends received
La Rural S.A.	4,960	2,027	Dividends received
Nuevo Puerto Santa Fe S.A.	387	616	Dividends received
Total dividends received	26,744	22,495